As Filed with the U.S. Securities and Exchange Commission on February 28, 2011

File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (X)

Pre-Effective Amendment No.___    (  )

Post-Effective Amendment No. 18      (X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940  (X)

Amendment No. 19                 (X)

RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)

Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland  20850
(Address of Principal Executive Offices) (Zip Code)

(301)296-5100
(Registrant’s Telephone Number, Including Area Code)

Richard Goldman
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Name and Address of Agent for Service of Process)

Copies to:

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

X          immediately upon filing pursuant to paragraph (b) of rule 485 on (date) pursuant to paragraph (b)(1)(v) of rule 485
             60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485
             75 days after filing pursuant to paragraph (a)(2) of rule 485 on (date) pursuant to paragraph (a)(2) of rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to Registration Statement No. 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 18th day of March 2011.

RYDEX ETF TRUST
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

J. Kenneth Dalton
Member of the Board of Trustees
	By:	NICK BONOS
John O. Demaret		Nick Bonos, as Attorney-In-Fact for the Trustees Whose Names Appear Opposite
Member of the Board of Trustees

Patrick T. McCarville	By:	NICK BONOS
Member of the Board of Trustees		Nick Bonos, Vice President and Treasurer
(principal financial officer and principal accounting officer)
Roger Somers
Member of the Board of Trustees

Corey A. Colehour	By:	RICHARD M. GOLDMAN
Member of the Board of Trustees		Richard M. Goldman, Member of the Board of Trustees and President

Werner E. Keller
Member of the Board of Trustees

Thomas F. Lydon
Member of the Board of Trustees

Exhibit Index

Exhibit Number	Exhibit:

EX-101.INS                          XBRL Instance Document

EX-101.SCH                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                         XBRL Taxonomy Extension Lable Linkbase

EX-101.PRE                          XBRL Taxonomy Extension Presentation Linkbase